EARNING PER SHARE (Tables)	3 Months Ended
Sep. 30, 2024
EARNING PER SHARE
Schedule of earnings per share

	Three-month period ended
	09/30/2024	09/30/2023
Numerator
Loss for the period (basic EPS)	(6,369,262)	(4,591,634)
Loss for the period (diluted EPS)	(6,369,262)	(4,591,634)
Denominator
Weighted average number of shares (basic EPS)	62,851,063	62,846,690
Weighted average number of shares (diluted EPS)	62,851,063	62,846,690

Basic loss attributable to ordinary equity holders of the parent	(0.1013)	(0.0731)
Diluted loss attributable to ordinary equity holders of the parent	(0.1013)	(0.0731)